PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation [Abstract]
Depreciation expense	$ 260,682	$ 169,067	$ 116,783
Impairment loss	0	0	0
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	180,140	118,691	80,245
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	7,960	4,965	3,200
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	64,187	41,384	31,282
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 8,395	$ 4,027	$ 2,056